Stockholders' deficit	6 Months Ended
Jun. 30, 2013
Stockholders' deficit [Abstract]
Stockholders' deficit
NOTE 9: Stockholders' deficit

Preferred Stock

Our wholly owned subsidiary, ISS, has 125,000 shares of preferred stock authorized with a par value of $1.00; these shares have no voting rights and no dividend preferences.

Common Stock

On January 15, 2013, the Company received cash of $5,000 for stock purchased at a value of $0.005 per share, as of June 30, 2013, the Company has not issued these shares.

On March 22, 2013, the Company received cash of $5,000 for stock purchased at a value of $0.005 per share, as of June 30, 2013, the Company has not issued these shares.

On March 25, 2013, the Company received cash of $5,000 for stock purchased at a value of $0.005 per share, as of June 30, 2013, the Company has not issued these shares.

On March 28, 2013, the Company received cash of $5,000 for stock purchased at a value of $0.005 per share, as of June 30, 2013, the Company has not issued these shares.

On April 16, 2013, the Company entered into a thirty (30) day promissory note agreement in the amount of $5,000. As of June 30, 2013, the Company has not repaid back the note and granted 1,000,000 shares of restricted common stock as payment of default and interest

As of June 30, 2013, the Company recorded a stock payable valued at $32,711. (See Note 7: Fair Value for additional information).